Costs and Expenses by Nature - Schedule of Costs and Expenses by Nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Costs and Expenses by Nature [Abstract]
Materials used in the provision of services	R$ (79,427)	R$ (94,726)	R$ (30,395)
Personnel and labor charges	(1,342,164)	(1,048,454)	(641,616)
Fuels	(86,861)	(59,455)	(58,115)
Freight and tolls	(5,411)	(5,860)	(17,181)
Cost of sale of Property, plant and equipment	(145,079)
Maintenance of machinery, apparatus and equipment and vehicles	(112,923)	(94,543)	(58,022)
Taxes	(30,893)	(23,073)	(20,191)
Rent and Condominium	(162)	(929)	(11,936)
Waste disposal	(29,961)	(26,794)	(5,562)
Insurance	(20,382)	(23,732)	(1,877)
Leasing of goods, vehicles, machinery, and equipment	(8)	(542)	(19,087)
Telephony expenses	(20,979)	(14,352)	(6,440)
Travel expenses	(74,806)	(68,249)	(33,215)
Depreciation and amortization	(322,512)	(181,864)	(112,029)
Advertising and marketing	(23,055)	(17,622)	(10,783)
Third-party services	(436,086)	(386,803)	(208,924)
IPO costs		(120,963)
Other expenses	(31,964)	(61,616)	(116,392)
Costs and expenses by nature	(2,762,673)	(2,229,577)	(1,351,765)
Cost of services provided	(2,769,665)	(2,090,482)	(1,337,749)
General, administrative and sales	(32,291)	(28,385)	(26,553)
Other operating income (expenses), net	39,283	(110,710)	12,537
Total	R$ (2,762,673)	R$ (2,229,577)	R$ (1,351,765)